CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Capital Stock and additional paid-in capital	Treasury Stock	Share-based Compensation	Retained Earnings (Deficit)	Securities at Fair Value Through Other Comprehensive Income	Currency Translation Adjustment	Share-holders' Equity	Non-controlling Interests	Total
Balance at the beginning at Dec. 31, 2018	$ 312,148	$ (2,643)	$ 16,735	$ 19,333	$ (141)	$ 40,944	$ 386,376	$ 8,030	$ 394,406
Balance (in shares) at Dec. 31, 2018	12,600,448	(65,647)
Net (loss) income				(18,553)			(18,553)		(18,403)
Net income (loss)								150	(150)
Issuance of shares in a subsidiary to non-controlling interest				229			229	510	739
Net fair value loss									(4)
Net fair value (loss) gain					(4)		(4)		(4)
Exercise of stock options	$ (339)		108				(231)		(231)
Exercise of stock options (in shares)	20,000
Net exchange differences						(14,667)	(14,667)	(288)	(14,955)
Balance at the end at Dec. 31, 2019	$ 312,487	$ (2,643)	16,627	1,009	(145)	26,277	353,612	8,402	362,014
Balance at the end (in shares) at Dec. 31, 2019	12,620,448	(65,647)
Net (loss) income				369			369		212
Net income (loss)								(157)	157
Issuance of shares in a subsidiary to non-controlling interest								8	8
Dividends paid								(37)	(37)
Disposition of a subsidiary								(960)	(960)
Net fair value loss									53
Net fair value (loss) gain					53		53		53
Net exchange differences						7,510	7,510	(76)	7,434
Balance at the end at Dec. 31, 2020	$ 312,487	$ (2,643)	16,627	1,378	(92)	33,787	361,544	7,180	368,724
Balance at the end (in shares) at Dec. 31, 2020	12,620,448	(65,647)
Net (loss) income				7,564			7,564		7,371
Net income (loss)								(193)	193
Shares issued from stock dividends (Note 17) (in shares)	2,236,133	(11,632)
Forfeiture of stock options			(136)	136
Dividends payable to non-controlling interest								3	3
Share based compensation			2,497				2,497		2,497
Net fair value loss									162
Net fair value (loss) gain					162		162		162
Net exchange differences						(6,167)	(6,167)	(50)	(6,217)
Balance at the end at Dec. 31, 2021	$ 312,487	$ (2,643)	$ 18,988	$ 9,078	$ 70	$ 27,620	$ 365,600	$ 6,934	$ 372,534
Balance at the end (in shares) at Dec. 31, 2021	14,856,581	(77,279)